GOING CONCERN (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2010	Jun. 30, 2009	Jun. 24, 2005	Jun. 23, 2005	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member] Subsequent Event [Member]
Cash	$ 3,795,310	$ 7,326,933	$ 27,689	$ 952,401	$ 27,689	$ 3,795,310	$ 302,821	$ 9,703		$ 0
Negative working capital			6,940,769		6,940,769
Net cash used in operating activities	(4,858,797)	(1,052,692)	(9,425,564)	(3,594,823)	(15,571,101)	(20,429,898)
Units sold value											$ 9,999,990	$ 10,000,000